UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 95.6%
AUSTRALIA 6.8%
DIVERSIFIED 3.0%
Dexus Property Group	847,091	$1,304,453
GPT Group	443,042	1,315,912
Mirvac Group	495,441	1,820,189
Stockland	176,197	1,125,575
		5,566,129
INDUSTRIAL 0.5%
Macquarie Goodman Group	232,017	913,893

MALLS 2.5%
Westfield Group	280,092	4,556,373

OFFICE 0.5%
Commonwealth Property Office Fund	674,988	820,439

SHOPPING CENTER 0.3%
CFS Gandel Retail Trust	263,388	522,341
TOTAL AUSTRALIA		12,379,175

AUSTRIA 0.2%
DIVERSIFIED
CA Immobilien Anlagen AG(a)	21,192	452,337

CANADA 1.2%
OFFICE
Brookfield Properties Corp.	115,311	2,226,655

FINLAND 0.7%
DIVERSIFIED 0.2%
Citycon Oyj	69,207	423,931

OFFICE 0.5%
Sponda Oyj	67,573	882,250
TOTAL FINLAND		1,306,181

	Number
	of Shares	Value
FRANCE 6.0%
DIVERSIFIED 5.8%
ICADE	12,882	$1,917,007
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)	3,106	471,088
Unibail-Rodamco	31,960	8,224,965
		10,613,060
SHOPPING CENTER 0.2%
Mercialys Promesse	9,872	450,574
TOTAL FRANCE		11,063,634
GERMANY 0.6%
APARTMENT 0.4%
Deutsche Wohnen AG	24,822	711,649

DIVERSIFIED 0.2%
IVG Immobilien AG	13,088	366,142
TOTAL GERMANY		1,077,791

HONG KONG 14.8%
DIVERSIFIED 11.6%
Cheung Kong Holdings Ltd.	144,097	2,045,925
Great Eagle Holdings Ltd.	1,018,703	2,788,045
Henderson Land Development Company Ltd.	698,307	4,957,368
Hysan Development Company Ltd.	472,228	1,316,691
Kerry Properties Ltd.	94,000	567,673
Sino Land Co., Ltd.	598,309	1,291,538
Sun Hung Kai Properties Ltd.	373,043	5,775,884
Wharf Holdings Ltd.	530,275	2,500,574
		21,243,698
HOTEL 0.4%
Shangri-La Asia Ltd.	263,230	710,276

OFFICE 2.4%
Hongkong Land Holdings Ltd. (USD)	1,088,000	4,493,440

	Number
	of Shares	Value
REAL ESTATE OPERATIONS/DEVELOPMENT 0.4%
New World China Land Ltd.	1,088,494	$690,917
TOTAL HONG KONG		27,138,331

ITALY 0.3%
OFFICE
Beni Stabili S.p.A.	393,920	494,100

JAPAN 12.8%
DIVERSIFIED 1.5%
Kenedix Realty Investment Corp.	79	477,899
Sumitomo Realty & Development Co., Ltd.	83,000	1,462,991
Tokyo Tatemono Co., Ltd.	133,000	875,281
		2,816,171
OFFICE 11.3%
Mitsubishi Estate Co., Ltd.	422,000	10,245,185
Mitsui Fudosan Co., Ltd.	496,700	9,861,249
Nomura Real Estate Office Fund	55	445,827
		20,552,261
SHOPPING CENTER 0.0%
AEON Mall Co., Ltd.	365	10,125
TOTAL JAPAN		23,378,557

NETHERLANDS 1.3%
RETAIL 0.5%
Eurocommercial Properties NV	15,971	892,330

SHOPPING CENTER 0.8%
Corio NV	17,025	1,491,740
TOTAL NETHERLANDS		2,384,070

NORWAY 0.2%
DIVERSIFIED
Norwegian Property ASA	44,451	384,075

	Number
	of Shares	Value
SINGAPORE 1.5%
DIVERSIFIED 1.0%
CapitaLand Ltd.	389,000	$1,794,580

OFFICE 0.5%
CapitaCommercial Trust	615,000	991,900
TOTAL SINGAPORE		2,786,480

SWEDEN 0.5%
DIVERSIFIED
Castellum AB	73,449	896,194

UNITED KINGDOM 11.5%
DIVERSIFIED 7.2%
British Land Co., PLC	98,591	1,795,260
Hammerson PLC	143,634	3,175,605
Helical Bar PLC	95,189	710,328
Land Securities Group PLC	247,445	7,410,577
		13,091,770
INDUSTRIAL 0.7%
Segro PLC	127,435	1,284,803

OFFICE 3.4%
Derwent London PLC	124,072	3,737,917
Great Portland Estates PLC	232,635	2,444,697
		6,182,614
SELF STORAGE 0.2%
Safestore Holdings Ltd.	134,187	428,766
TOTAL UNITED KINGDOM		20,987,953

UNITED STATES 37.2%
DIVERSIFIED 2.9%
Douglas Emmett	40,480	892,989
Vornado Realty Trust	52,097	4,491,283
		5,384,272

	Number
	of Shares	Value
HEALTH CARE 0.8%
Ventas	31,885	$1,431,955

HOTEL 3.7%
Host Hotels & Resorts	181,838	2,894,861
LaSalle Hotel Properties	42,891	1,232,258
Starwood Hotels & Resorts Worldwide	26,290	1,360,508
Sunstone Hotel Investors	82,391	1,319,080
		6,806,707
INDUSTRIAL 0.4%
ProLogis	10,577	622,562

OFFICE 7.5%
BioMed Realty Trust	78,628	1,878,423
Boston Properties	29,849	2,748,197
Digital Realty Trust	25,018	888,139
Forest City Enterprises	18,131	667,221
Kilroy Realty Corp.	13,470	661,512
Mack-Cali Realty Corp.	24,574	877,538
Maguire Properties	48,120	688,597
SL Green Realty Corp.	65,930	5,371,317
		13,780,944
OFFICE/INDUSTRIAL 0.5%
Liberty Property Trust	29,383	914,105

RESIDENTIAL 5.0%
APARTMENT 5.0%
Apartment Investment & Management Co.	32,655	1,169,375
AvalonBay Communities	27,61	2,665,400
BRE Properties	38,785	1,767,044
Equity Residential	44,836	1,860,246
Essex Property Trust	2,692	306,834
UDR	56,763	1,391,829
		9,160,728

	Number
	of Shares	Value
MANUFACTURED HOME 0.0%
Equity Lifestyle Properties	964	$47,593
TOTAL RESIDENTIAL		9,208,321
SELF STORAGE 2.2%
Public Storage	45,505	4,032,653

SHOPPING CENTER 14.2%
COMMUNITY CENTER 5.5%
Developers Diversified Realty Corp.	18,807	787,637
Federal Realty Investment Trust	72,997	5,690,116
Regency Centers Corp.	54,050	3,500,278
		9,978,031
REGIONAL MALL 8.7%
General Growth Properties	108,031	4,123,543
Macerich Co.	83,219	5,847,799
Simon Property Group	64,274	5,971,698
		15,943,040
TOTAL SHOPPING CENTER		25,921,071

TOTAL UNITED STATES		68,102,590

TOTAL COMMON STOCK (Identified cost—$188,636,448)		175,058,123

	Principal
	Amount
COMMERCIAL PAPER 6.1%
General Electric Capital Co., 1.30%, due 4/1/08	$5,000,000	5,000,000
San Paolo US Financial, 1.30%, due 4/1/08	6,280,000	6,280,000
TOTAL COMMERCIAL PAPER (Identified cost—$11,280,000)		11,280,000

		Value
TOTAL INVESTMENTS (Identified cost—$199,916,448)	101.7%	$186,338,123

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)%	(3,191,327)

NET ASSETS	100.0%	$183,146,796

Glossary of Portfolio Abbreviation

USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$186,338,123	$175,058,123	$11,280,000	$—

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	4,162,098
Gross unrealized depreciation	(17,740,423)
Net unrealized depreciation	(13,578,325)

Cost for federal income tax purposes	199,916,448

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

     Name: Adam M. Derechin

Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name: James Giallanza
	Title: President and principal	Title: Treasurer and principal
	executive officer	financial officer

Date: May 30, 2008